Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders’ Equity (Tables) [Line Items]
Schedule of Assumptions Used for Options Granted

The assumptions used for options granted during the six months ended June 30, 2025, are as follows:

June 30, 2025
Exercise Price	$0.30 - $0.33
Expected dividends	0%
Expected volatility	371.70% - 372.53%
Risk free interest rate	4.40% - 4.57%
Expected life of option	10 years

The assumptions used for options granted during the twelve months ended December 31, 2024 and 2023, are as follows:

December 31, 2024
Exercise Price	$1.78-1.92
Expected dividends	0%
Expected volatility	215.44% - 218.11%
Risk free interest rate	4.17% - 4.69%
Expected life of option	10 years

December 31, 2023
Exercise Price	15
Expected dividends	0%
Expected volatility	180.97%
Risk free interest rate	4.40%
Expected life of option	5 years

Schedule of Stock Option Activity

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	2,073,568	$8.93	8.84
Granted	6,375,000	$0.32	10.01
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Balance – June 30, 2025 – outstanding	8,448,568	$2.43	9.33
Balance – June 30, 2025 – exercisable	6,822,306	$2.78	9.28

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2022 – outstanding	8,817	2,025	4.29
Granted	136,000	15.00	10.01
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Balance – December 31, 2023 – outstanding	144,817	135.00	9.31
Granted	1,928,751	0.30	10.01
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Balance – December 31, 2024 – outstanding	2,073,568	8.93	8.84
Balance – December 31, 2024 – exercisable	2,072,306	8.45	8.84

Schedule of Warrants Outstanding and Warrants Exercisable
Option Outstanding			Option Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$2.43	8,448,568	9.33	$2.78	6,822,306	9.28

Option Outstanding			Option Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$8.93	2,073,568	8.84	8.45	2,072,306	8.84

Schedule of Warrants Granted

The assumptions used for warrants granted during the six months ended June 30, 2025, are as follows:

June 30, 2025
Exercise Price	$1.00 - 1.20
Expected dividends	0%
Expected volatility	227.71% - 279.01%
Risk free interest rate	3.81% - 4.45%
Expected life of warrants	5 years

The assumptions used for warrants granted during the twelve months ended December 31, 2024 and 2023, are as follows:

December 31, 2024
Exercise Price	$0.26 - 7.00
Expected dividends	0%
Expected volatility	201.06% - 309.08%
Risk free interest rate	3.41% - 4.66%
Expected life of warrants	5 years

December 31, 2023
Exercise Price	$10 - 385
Expected dividends	0%
Expected volatility	179.31% - 187.30%
Risk free interest rate	3.52% - 4.81%
Expected life of warrants	5 years

Warrant Activities [Member]
Stockholders’ Equity (Tables) [Line Items]
Schedule of Stock Option Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	26,206,856	$0.40	3.64
Granted	9,155,836	$1.00	5.00
Exercised	-1,176,100	$0.26	-
Forfeited/Cancelled	-189	$6,746	-
Balance – June 30, 2025 – outstanding	34,186,403	$0.27	3.51
Balance – June 30, 2025 – exercisable	34,186,403	$0.27	3.51

The following is a summary of the Company’s warrant activity:

	Warrant	Weighted Average Exercise Price
Balance – December 31, 2022 – outstanding	32,524	1,471.05
Granted	1,983,234	4.89
Exercised	(42,018)	36.39
Forfeited/Cancelled	(1,138)	0.00
Balance – December 31, 2023 – outstanding	1,972,602	17.92
Granted	37,057,6833	1.68
Exercised	-	-
Forfeited/Cancelled	(12,823,429)	0.35
Balance – December 31, 2024 – outstanding	26,206,856	0.40
Balance – December 31, 2024 – exercisable	26,206,856	0.40

Schedule of Warrants Outstanding and Warrants Exercisable
Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$0.27	34,186,403	3.51	$0.27	34,186,403	3.51

Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$0.40	26,205,856	3.64	$0.40	26,206,856	3.64